Filed with the Securities and Exchange Commission on June 16, 2000
Registration No. 333-26685                   Investment Company Act No. 811-5438
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 5
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 5


         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                             (CLASS 1 SUB-ACCOUNTS)
                           (Exact Name of Registrant)

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (Name of Depositor)

                 ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
              (Address of Depositor's Principal Executive Offices)
                                 (203) 926-1888
                         (Depositor's Telephone Number)

                   M. PRISCILLA PANNELL, CORPORATE SECRETARY
                 One Corporate Drive, Shelton, Connecticut 06484
               (Name and Address of Agent for Service of Process)

                                    Copy To:


                            T. RICHARD KENNEDY, ESQ.
                                GENERAL COUNSEL
              One Corporate Drive, Shelton, CT 06484 (203) 925-6922

                Approximate Date of Proposed Sale to the Public:

     June 15, 2000 or as soon as practicable after the effective date of this Registration Statement

   It is proposed that this filing become effective: (check appropriate space) X immediately upon filing pursuant to paragraph (b) of Rule 485 on __________  pursuant to paragraph (b) of Rule 485
      60 days after filing pursuant to paragraph (a) (i) of Rule 485 on __________pursuant to paragraph (a) (i) of Rule 485
      75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on __________pursuant to paragraph  (a)(ii) of Rule 485
 If appropriate, check the following box:
 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------
American Skandia Life Assurance
 Corporation Annuity Contracts    Indefinite*            Indefinite*                                       $0
====================================================================================================================================

          *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
--------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year 1999 was filed within 90 days of the close of the fiscal year.
ASPRO












                                      NOTE

Registrant is filing this Post-Effective Amendment to Registration Statement No. 333-26685 solely for the purpose of including in the Registration Statement a Prospectus Supplement which adds a new variable sub-account to the variable annuity contract described in the registration statement. Other than as set forth herein, the Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

ASPro-SUPP. (06/15/2000)               1                             VAPRO 06/15

                                  Supplement to
            American Skandia ProtectorSM Prospectus Dated May 1, 2000
                         Supplement dated June 15, 2000

This Supplement modifies the above-referenced prospectus by adding certain information about a new variable investment option. This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                      ADDITIONAL VARIABLE INVESTMENT OPTION

Effective July 3, 2000, the underlying Portfolio shown below is being offered as a Sub-account under your Annuity. You may not make an allocation to the Sub-account until July 3, 2000.

------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------- ---------------- ------------- ------------ ----------------- ------------- ----------

                                                Management      Other         12b-1         Total Annual     Fee           Net
            UNDERLYING PORTFOLIO                   Fees         Expenses1       Fees         Portfolio        Waivers      Annual
                                                                                             Operating          and        Fund
                                                                                              Expenses        Expense      Operating
                                                                                                          Reimbursement2  Expenses2

------------------------------------------------------------------------------------------------------------------------------------
First Trust(R)10 Uncommon Values                   0.60%          144.82%       0.25%          145.67%         144.30%        1.37%
------------------------------------------------------------------------------------------------------------------------------------

1 Included in the charge for Other Expenses is a fee of 0.325% of average daily net assets paid to American Skandia to reimburse it for administrative costs.
2 The percentages shown for the Portfolio are based on estimated amounts for the current fiscal year. Actual expenses may be greater or lesser than those shown. The investment advisor has agreed to waive fees and reimburse expenses through September 30, 2001 in order to prevent Total Annual Portfolio Operating Expenses (excluding brokerage expenses and extraordinary expenses) from exceeding the amount shown above based on the average daily net asset value of the respective Portfolio.

EXPENSE EXAMPLES

The Expense Example shown below is being added for the new Portfolio that is being offered as a Sub-account under your Annuity as of July 3, 2000.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                 (amounts shown are rounded to the nearest dollar)
------------------------------------------------------------------------------------------------------------------------------------

                                         -------------------------------------------- ----- ----------------------------------------
                                         If you  surrender  your  Annuity at the                If  you  do  not  surrender   your
                                         end of the applicable time period, you                 Annuity at the end of the applicable
                                         would pay the following  expenses on  a                time period or begin taking annuity
                                         $1,000  investment,  assuming 5% annual                payments at such time, you would pay
                                         return on assets:                                      the  following  expenses on a $1,000
                                                                                               investment, assuming 5% annual return
                                                                                                on assets:
                                         -------------------------------------------- ----- ----------------------------------------



After:                                                                                 After:
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- --------- ---------- --------- ---------- ------------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years      1 Year     3 Years    5 Years   10 Years
--------------------------------------------
-------------------------------------------- --------- ---------- --------- ---------- ------------- ---------- --------- ----------
First Trust(R)10 Uncommon Values                104        149       191        318           29         89        151        318
-------------------------------------------- --------- ---------- --------- ---------- ------------- ---------- --------- ----------

The following underlying Portfolio is being added to the section entitled "What are the Investment Objectives and Policies of the Portfolios?"

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

--------------------------------------------------------------------------------

The First Trust(R) 10 Uncommon Values Portfolio of the First Defined Portfolio Fund LLC invests in the securities of a relatively few number of issuers. Since the assets of the Portfolio are invested in a limited number of issuers, the net asset value of the Portfolio may be more susceptible to a single adverse economic, political or regulatory occurrence. The Portfolio may also be subject to additional market risk due to its policy of investing based on an investment strategy and generally not buying or selling securities in response to market fluctuations. The Portfolio's relative lack of diversity and limited ongoing management may subject Owners to greater market risk than other portfolios.

--------------------------------------------------------------------------------


------------------- -------------------------------------------------------------------------------------------- -------------------
                                                                                                                       PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                      ADVISOR/
       TYPE                                                                                                           SUB-ADVISOR
------------------- -------------------------------------------------------------------------------------------- -------------------
------------------- -------------------------------------------------------------------------------------------- -------------------
                    First   Trust(R)10   Uncommon   Values:   seeks  to  provide
                    above-average  capital  appreciation.  The Portfolio pursues its  objective  by  investing  primarily  in the ten  common stocks selected by the Investment Policy Committee of Lehman
                    Brothers Inc. ("Lehman Brothers") with the assistance of the                                  First Trust
    STRATEGY        Research  Department  of  Lehman  Brothers  which,  in their                                  Advisors L.P.
                    opinion have the greatest potential for capital appreciation during  the next  year.  The  stock  selection  date for the
                    Portfolio is on or about July 1st of each year. The holdings for the Portfolio will be adjusted annually on or about July
                    1st in accordance with the selections of Lehman Brothers. At that time, the percentage  relationship  among the shares of each issuer held by the  Portfolio is  established.  Through the next one-year  period that percentage will be maintained
                    as  closely  as   practicable   when  the  Portfolio   makes
                    subsequent purchases and sales of the securities.

------------------- ----------------------------------------------------------------------------------------- ----------------------
------------------- -------------------------------------------------------------------------------------------- -------------------

The First Trust(R) 10 Uncommon Values portfolio is not sponsored or created by Lehman Brothers, Inc. ("Lehman Brothers"). Lehman Brothers' only relationship to First Trust is the licensing of certain trademarks and trade names of Lehman Brothers and of the "10 Uncommon Values" which is determined, composed and calculated by Lehman Brothers without regard to First Trust or the First Trust(R) 10 Uncommon Values portfolio.





                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits:

(a) All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1) Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (2)  Not  applicable.   American  Skandia  Life  Assurance  Corporation
maintains custody of all assets.

         (3)      (a)      Form  of  revised  Principal  Underwriting  Agreement
                           between American  Skandia Life Assurance  Corporation
                           and   American   Skandia   Marketing,   Incorporated,
                           formerly   known  as  Skandia   Life   Equity   Sales
                           Corporation  filed  via  EDGAR  with   Post-Effective
                           Amendment  No.  6  to   Registration   Statement  No.
                           33-87010, filed March 2, 1998.

                  (b) Form of Revised Dealer Agreement being filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-87010, filed April 24, 1998.

          (4)     (a)      Copy  of  the  form  of  the  Annuity  filed  via
                           Edgar  with Post-Effective  Amendment No. 13 to
                           Registration Statement No. 33-44436, filed
                           April 29, 1997.

                  (b) Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

                  (c) Copy of Performance-related Benefits and First Year Credits Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

         (5) A copy of the application form used with the Annuity filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of  incorporation of American
                           Skandia Life Assurance Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration
                           Statement No. 33-87010, filed March 2, 1998.

                  (b) Copy of the By-Laws of American Skandia Life Assurance Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:

                  (a) Transamerica Occidental Life Assurance Company effective May 1, 1995, filed via EDGAR with Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (b) PaineWebber Life Insurance Company effective January 1, 1995, filed via EDGAR with Post-effective
                           Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (c) Connecticut General Life Insurance Company effective January 1, 1995, filed via EDGAR with Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

         (8) Agreements between Depositor and:

                  (a) Neuberger&Berman Advisers Management Trust filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

                  (b)      The  Alger   American   Fund  filed  via  EDGAR  with
                           Post-Effective   Amendment  No.  6  to   Registration
                           Statement No. 33-87010, filed March 2, 1998.

                  (c)      American   Skandia   Trust   filed  via  EDGAR   with
                           Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997 (At such time, what later became American Skandia Trust was known as the Henderson Global Asset Trust).

                  (d)      The  Montgomery  Funds  III  filed  via  EDGAR in the
                           Initial   Registration   Statement  to   Registration
                           Statement No. 333-08853, filed July 25, 1996.

                  (e) Rydex Variable Trust filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.


                  (f)      First Defined Portfolio Fund LLC filed via EDGAR with
                           Post-Effective   Amendment  No.  7  to   Registration
                           Statement No. 33-86866, filed April 26, 2000.

                  (g) Evergreen Variable Annuity filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

                  (h) INVESCO Variable Investment Funds, Inc, filed via EDGAR with Post- Effective Amendment No.9 to Registration Statement No. 33-87010, filed April 26, 2000.

                  (i)      ProFunds  VP filed via  EDGAR  with  Post-  Effective
                           Amendment  No.  9  to   Registration   Statement  No.
                           33-87010, April 26, 2000.


          (9)    Opinion and Consent of Counsel.                  FILED HEREWITH

         (10)   Consent of Ernst & Young LLP                      FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13) Calculation of Performance Information for Advertisement of Performance filed via EDGAR with Post-effective Amendment No. 12 to Registration Statement No. 33-44436, filed April 29, 1996.

         (14)     Financial Data Schedule

Item 25. Directors and Officers of the Depositor: The Directors and Officers of the Depositor are shown in Part A.

Item 26.  Persons  Controlled  by or Under Common  Control with the Depositor or
Registrant: The Depositor does not directly or indirectly control any person. The following persons are under common control with the Depositor by American Skandia Inc.:

         (1) American Skandia Information Services and Technology Corporation ("ASIST"): The organization is a general business corporation organized in the State of Delaware. Its primary purpose is to provide various types of business services to American Skandia Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

         (2) American Skandia Marketing, Incorporated ("ASM, Inc."): The organization is a general business corporation organized in the State of Delaware. It was formed primarily for the purpose of acting as a broker-dealer in securities. It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which insurance policies are to be issued by American Skandia Life Assurance Corporation. It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities. It also may provide such services in relation to marketing of certain public mutual funds. It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):
                  The organization is a general business corporation organized in the state of Connecticut. The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts. It's primary role is expected to be as investment manager for certain mutual funds [to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation.]

         (4) Skandia Vida: This subsidiary of American Skandia Life Assurance Corporation was organized in March, 1995, and began operations in July, 1995. It offers investment oriented life insurance designed for long-term savings products through independent banks and brokers in Mexico.

Item 27. Number of Contract Owners: As of December 31, 1999, there were 5,556 owners of Annuities.

Item 28. Indemnification: Under Section 33-320a of the Connecticut General Statutes, the Depositor must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when certain disinterested parties determine that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Depositor. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrants' securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified and then for such amount as the court shall determine. The By-Laws of American Skandia Life Assurance Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be indemnified pursuant to indemnity agreements between each director and officer and American Skandia Inc., a corporation organized under the laws of the state of Delaware. The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers liability insurance policy issued by an unaffiliated insurance company to Skandia Insurance Company Ltd., their ultimate parent. Such policy will reimburse ASLAC or ASM, Inc., as applicable, for any payments that it shall make to directors and officers pursuant to law and, subject to certain exclusions contained in the policy, will pay any other costs, charges and expenses, settlements and judgments arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

               Registrant hereby undertakes as follows: Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, unless in the opinion of Registrant's counsel the matter has been settled by controlling precedent, Registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a) At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)  Directors and officers of ASM, Inc.

Name and Principal Business Address                                               Position and Offices with Underwriter
-----------------------------------                                               -------------------------------------

Patricia J. Abram                                                                 Senior Vice President and National
American Skandia Life Assurance Corporation                                       Sales Manager, Variable Life
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kimberly Anderson                                                                 Vice President, National Sales
American Skandia Life Assurance Corporation                                       Manager/Qualified Plans
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow                                                                 Deputy Chief Executive Officer
American Skandia Life Assurance Corporation                                       and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                   Senior Vice President,
American Skandia Life Assurance Corporation                                       National Sales Manager
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jan R. Carendi                                                                    Chairman of the Board
American Skandia Life Assurance Corporation                                       of Directors and
One Corporate Drive, P.O. Box 883                                                 Chief Executive Officer
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                         Senior Vice President and
American Skandia Life Assurance Corporation                                       Chief Information Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                               Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                             Vice President, Mutual Funds
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                    President and Deputy Chief
American Skandia Life Assurance Corporation                                       Executive Officer and
One Corporate Drive, P.O. Box 883                                                 Director
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                       Senior Vice President,
American Skandia Life Assurance Corporation                                       Customer Service
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

T. Richard Kennedy                                                                General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

N. David Kuperstock                                                               Vice President, Product Development
American Skandia Life Assurance Corporation                                       and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                              Executive Vice President,
American Skandia Life Assurance Corporation                                       Chief Financial Officer
One Corporate Drive, P.O. Box 883                                                 and Director
Shelton, Connecticut  06484-0883

Eileen S. McCann                                                                  Vice President,
American Skandia Life Assurance Corporation                                       Key Accounts Marketing
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Monroe                                                                   Senior Vice President,
American Skandia Life Assurance Corporation                                       Treasurer and
One Corporate Drive, P.O. Box 883                                                 Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                                 Vice President,
American Skandia Life Assurance Corporation                                       National Sales Manager/
One Corporate Drive, P.O. Box 883                                                 American Skandia Advisor Funds
Shelton, Connecticut  06484-0883

Brian O'Connor                                                                    Vice President, National Sales
American Skandia Life Assurance Corporation                                       Manager, Internal Wholesaling
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

M. Priscilla Pannell                                                              Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Pritchard                                                             Vice President,
American Skandia Life Assurance Corporation                                       National Key Accounts/
One Corporate Drive, P.O. Box 883                                                 Financial Institutions
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                                 Executive Vice President,
American Skandia Life Assurance Corporation                                       National Sales Manager
One Corporate Drive, P.O. Box 883                                                 and Director
Shelton, Connecticut  06484-0883

Anders O. Soderstrom                                                              Executive Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                              Vice President,
American Skandia Life Assurance Corporation                                       National Key Accounts Manager
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Christian A. Thwaites                                                             Senior Vice President,
American Skandia Life Assurance Corporation                                       National Marketing Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                      Vice President and
American Skandia Life Assurance Corporation                                       Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                   Senior Vice President,
American Skandia Life Assurance Corporation                                       National Sales Manager and
One Corporate Drive, P.O. Box 883                                                 Director
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                                 Senior Vice President and
American Skandia Life Assurance Corporation                                       Chief Operating Officer,
One Corporate Drive, P.O. Box 883                                                 Finance and Business Operations
Shelton, Connecticut  06484-0883                                                  and Director

Item 30. Location of Accounts and Records: Accounts and records are maintained by ASLAC at its principal office in Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b) Registrant hereby undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The Depositor hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e) With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.



                                    EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable. The exhibits included are as follows:

No. 9          Opinion and Consent of Counsel                     FILED HEREWITH

No. 10         Consent of Ernst & Young LLP                       FILED HEREWITH

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this the 16th day of June, 2000.

         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                             (CLASS 1 SUB-ACCOUNTS)
                                   Registrant

                 By: American Skandia Life Assurance Corporation

By:/s/ Kathleen A. Chapman                        Attest:/s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary           Scott K. Richardson

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                    Depositor

By:/s/ Kathleen A. Chapman                       Attest:/s/  Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary           Scott K. Richardson


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

           Signature                            Title                                       Date
                                              (Principal Executive Officer)

           Jan R. Carendi*                  Chief Executive Officer,                 June 16, 2000
           Jan R. Carendi                   Chairman of the Board and Director

                                              (Principal Financial Officer)


       /s/ Thomas M. Mazzaferro                Executive Vice President and          June 16, 2000
             Thomas M. Mazzaferro              Chief Financial Officer

                                             (Principal Accounting Officer)

       /s/ David R. Monroe                 Senior Vice President, Treasurer           June 16, 2000
            David R. Monroe                and Corporate Controller

                                                         (Board of Directors)


          Jan. R. Carendi*                  Gordon C. Boronow*                         Malcolm M. Campbell*
          ----------------                  ------------------                         --------------------
           Jan. R. Carendi                   Gordon C. Boronow                          Malcolm M. Campbell

         Henrik Danckwardt*                  Amanda C. Sutyak*                            Wade A. Dokken*
         ------------------                  -----------------                            ---------------
          Henrik Danckwardt                  Amanda C. Sutyak                             Wade A. Dokken

       Thomas M. Mazzaferro*                Gunnar Moberg*                            Bayard F. Tracy*
       ---------------------                --------------                            ----------------
        Thomas M. Mazzaferro                   Gunnar Moberg                              Bayard F. Tracy

       Anders Soderstrom*                   C. Ake Svensson*                          Lincoln R. Collins*
       ------------------                   ----------------                          -------------------
        Anders Soderstrom                     C. Ake Svensson                           Lincoln R. Collins

      T. Richard Kennedy**                  Brett M. Winson**
      --------------------                  -----------------
        T. Richard Kennedy                     Brett M. Winson


                         */**By: /s/Kathleen A. Chapman
                           ---------------------------
                               Kathleen A. Chapman

*Pursuant to Powers of Attorney  filed with Initial Registration Statement No. 333-25733
**Pursuant to Power of Attorney filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-25733
